Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
November 30, 2024
CBD-NPRT1-0125
1.907010.114
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	1,138,000	1,175,153
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,183,000	2,217,734
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	1,298,000	1,318,125
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	1,784,000	1,763,535
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	1,860,000	1,829,419
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	880,000	869,509
TOTAL UNITED STATES		9,173,475
TOTAL ASSET-BACKED SECURITIES (Cost $9,143,000)		9,173,475

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Regions Bank/Birmingham AL 6.45% 6/26/2037 (Cost $1,043,944)	985,000	1,034,424

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
MEXICO - 0.1%
United Mexican States 4.5% 4/22/2029 (Cost $2,041,510)	1,886,000	1,824,705

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	140,095
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	694,963
TOTAL MUNICIPAL SECURITIES (Cost $923,913)		835,058

Non-Convertible Corporate Bonds - 88.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	9,980,000	9,139,351
Westpac Banking Corp 5.405% 8/10/2033 (c)	6,036,000	6,080,022

TOTAL AUSTRALIA		15,219,373
BELGIUM - 0.8%
Financials - 0.8%
Banks - 0.8%
KBC Group NV 4.932% 10/16/2030 (b)(c)	7,617,000	7,564,142
KBC Group NV 5.796% 1/19/2029 (b)(c)	3,826,000	3,920,206
KBC Group NV 6.324% 9/21/2034 (b)(c)	4,700,000	4,986,125

TOTAL BELGIUM		16,470,473
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 6.4% 6/28/2054	1,520,000	1,536,035
CANADA - 3.2%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,136,156
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,521,873
		7,658,029
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	3,630,000	3,304,921
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,678,446
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	185,440
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,474,000	1,551,405
Cenovus Energy Inc 2.65% 1/15/2032	465,000	395,486
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	1,057,582
Cenovus Energy Inc 5.25% 6/15/2037	376,000	363,746
Cenovus Energy Inc 5.375% 7/15/2025	3,447,000	3,452,607
Cenovus Energy Inc 5.4% 6/15/2047	899,000	845,408
Cenovus Energy Inc 6.75% 11/15/2039	262,000	290,502
Enbridge Inc 6.7% 11/15/2053	1,300,000	1,488,453
Enbridge Inc 7.2% 6/27/2054 (c)	2,600,000	2,699,596
TransCanada PipeLines Ltd 4.25% 5/15/2028	3,697,000	3,642,146
		20,650,817
Financials - 1.0%
Banks - 0.0%
Royal Bank of Canada 4.65% 1/27/2026	400,000	399,273
Insurance - 1.0%
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	2,134,000	1,419,516
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	2,081,000	1,889,939
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	8,111,000	8,336,144
Fairfax Financial Holdings Ltd 6.1% 3/15/2055 (b)	2,500,000	2,592,515
Intact Financial Corp 5.459% 9/22/2032 (b)	4,464,000	4,576,165
		18,814,279
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,117,509
Emera US Finance LP 3.55% 6/15/2026	5,527,000	5,415,543
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,873,118
		12,406,170
TOTAL CANADA		63,233,489
FRANCE - 1.4%
Financials - 1.4%
Banks - 1.4%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	2,450,000	2,350,079
BNP Paribas SA 1.904% 9/30/2028 (b)(c)	4,433,000	4,076,849
BNP Paribas SA 2.159% 9/15/2029 (b)(c)	2,375,000	2,139,917
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	1,660,000	1,581,930
BPCE SA 2.277% 1/20/2032 (b)(c)	4,556,000	3,794,575
BPCE SA 3.116% 10/19/2032 (b)(c)	3,697,000	3,121,653
Credit Agricole SA 2.811% 1/11/2041 (b)	2,524,000	1,807,456
Societe Generale SA 1.488% 12/14/2026 (b)(c)	1,736,000	1,670,896
Societe Generale SA 4.25% 4/14/2025 (b)	1,018,000	1,011,785
Societe Generale SA 4.75% 11/24/2025 (b)	2,438,000	2,424,131
Societe Generale SA 6.446% 1/10/2029 (b)(c)	4,150,000	4,287,898

TOTAL FRANCE		28,267,169
GERMANY - 2.0%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen Group of America Finance LLC 1.625% 11/24/2027 (b)	4,527,000	4,091,826
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	3,045,000	2,993,932
		7,085,758
Financials - 0.8%
Capital Markets - 0.6%
Deutsche Bank AG 4.5% 4/1/2025	5,744,000	5,725,796
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	4,762,000	4,630,147
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (c)	2,440,000	2,113,029
		12,468,972
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(c)	4,000,000	3,960,998
Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	5,031,000	4,987,683
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	3,207,000	3,096,152
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	3,224,000	2,657,682
Bayer US Finance LLC 6.875% 11/21/2053 (b)	5,910,000	6,284,309
		17,025,826
TOTAL GERMANY		40,541,554
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.2% 9/16/2040 (b)	658,000	509,546
AIA Group Ltd 3.6% 4/9/2029 (b)	1,320,000	1,270,175

TOTAL HONG KONG		1,779,721
IRELAND - 3.0%
Financials - 1.9%
Banks - 0.6%
AIB Group PLC 5.871% 3/28/2035 (b)(c)	4,100,000	4,194,653
AIB Group PLC 7.583% 10/14/2026 (b)(c)	3,792,000	3,869,898
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	3,123,000	3,185,444
		11,249,995
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	2,343,000	2,262,217
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,196,592
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	2,623,000	2,449,352
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	699,220
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,417,135
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,175,915
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	4,066,570
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	9,082,984
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,131,000	1,171,810
		26,521,795
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	5,125,000	4,765,498
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	529,000	521,964
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	380,000	375,309
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	679,000	680,252
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	5,000,000	5,117,645
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	1,538,000	1,596,369
		13,057,037
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (b)	5,100,000	5,204,974
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)	3,740,000	3,814,929
		9,019,903
TOTAL IRELAND		59,848,730
ITALY - 0.8%
Financials - 0.6%
Banks - 0.6%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	7,182,000	7,204,822
UniCredit SpA 1.982% 6/3/2027 (b)(c)	3,735,000	3,566,718
		10,771,540
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	4,401,000	4,476,426
TOTAL ITALY		15,247,966
JAPAN - 0.3%
Financials - 0.3%
Banks - 0.3%
Mizuho Financial Group Inc 2.564% 9/13/2031	6,414,000	5,483,641
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 4.5% 1/23/2026	2,641,000	2,561,770
Petroleos Mexicanos 6.49% 1/23/2027	374,000	367,059
Petroleos Mexicanos 6.5% 3/13/2027	3,234,000	3,155,188

TOTAL MEXICO		6,084,017
NETHERLANDS - 1.1%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 2.25% 9/24/2031 (b)	1,612,000	1,331,890
Viterra Finance BV 4.9% 4/21/2027 (b)	5,018,000	4,985,645
		6,317,535
Financials - 0.8%
Banks - 0.8%
ABN AMRO Bank NV 5.59% 12/3/2035 (b)(c)	10,000,000	10,029,905
Cooperatieve Rabobank UA 3.649% 4/6/2028 (b)(c)	4,207,000	4,094,493
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,548,000	2,494,058
		16,618,456
TOTAL NETHERLANDS		22,935,991
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/2029 (b)	3,773,000	3,607,931
SPAIN - 0.9%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA 2.749% 12/3/2030	6,600,000	5,696,549
CaixaBank SA 5.673% 3/15/2030 (b)(c)	4,350,000	4,425,829
CaixaBank SA 6.037% 6/15/2035 (b)(c)	4,550,000	4,685,163
		14,807,541
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)	3,773,000	3,568,356
TOTAL SPAIN		18,375,897
SWITZERLAND - 1.2%
Financials - 1.2%
Capital Markets - 1.2%
UBS Group AG 3.091% 5/14/2032 (b)(c)	3,207,000	2,845,712
UBS Group AG 3.126% 8/13/2030 (b)(c)	3,246,000	2,989,572
UBS Group AG 4.194% 4/1/2031 (b)(c)	3,632,000	3,485,656
UBS Group AG 4.55% 4/17/2026	1,838,000	1,834,651
UBS Group AG 4.988% 8/5/2033 (b)(c)	6,338,000	6,284,465
UBS Group AG 6.537% 8/12/2033 (b)(c)	4,339,000	4,695,401
UBS Group AG 9.016% 11/15/2033 (b)(c)	1,264,000	1,558,767

TOTAL SWITZERLAND		23,694,224
UNITED KINGDOM - 3.4%
Consumer Staples - 1.4%
Tobacco - 1.4%
BAT Capital Corp 2.259% 3/25/2028	4,358,000	4,021,497
BAT Capital Corp 2.726% 3/25/2031	5,810,000	5,111,314
BAT Capital Corp 3.215% 9/6/2026	4,258,000	4,146,279
BAT Capital Corp 3.557% 8/15/2027	795,000	771,811
BAT Capital Corp 4.7% 4/2/2027	759,000	758,192
BAT Capital Corp 5.834% 2/20/2031	1,415,000	1,473,282
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,190,879
BAT International Finance PLC 4.448% 3/16/2028	2,886,000	2,862,311
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	2,929,000	2,862,921
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	725,000	746,461
Reynolds American Inc 5.7% 8/15/2035	103,000	105,849
		27,050,796
Financials - 1.8%
Banks - 1.8%
Barclays PLC 3.811% 3/10/2042 (c)	4,527,000	3,659,706
Barclays PLC 5.088% 6/20/2030 (c)	4,072,000	4,017,779
Barclays PLC 7.437% 11/2/2033 (c)	1,000,000	1,128,367
HSBC Holdings PLC 2.357% 8/18/2031 (c)	9,356,000	8,067,730
HSBC Holdings PLC 2.848% 6/4/2031 (c)	3,697,000	3,294,015
HSBC Holdings PLC 4.041% 3/13/2028 (c)	2,266,000	2,222,854
HSBC Holdings PLC 4.95% 3/31/2030	200,000	200,766
Lloyds Banking Group PLC 4.375% 3/22/2028	2,617,000	2,580,475
Lloyds Banking Group PLC 4.976% 8/11/2033 (c)	3,773,000	3,715,148
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	3,754,000	4,282,999
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	3,605,000	3,577,971
		36,747,810
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (b)	326,000	304,969
BAE Systems PLC 5.25% 3/26/2031 (b)	363,000	370,191
BAE Systems PLC 5.3% 3/26/2034 (b)	2,500,000	2,552,671
BAE Systems PLC 5.5% 3/26/2054 (b)	893,000	919,049
		4,146,880
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	757,511	681,797
TOTAL UNITED KINGDOM		68,627,283
UNITED STATES - 68.8%
Communication Services - 4.9%
Diversified Telecommunication Services - 1.8%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,132,777
AT&T Inc 3.55% 9/15/2055	2,075,000	1,474,567
AT&T Inc 3.65% 9/15/2059	1,452,000	1,027,145
AT&T Inc 3.8% 12/1/2057	6,174,000	4,543,654
AT&T Inc 4.3% 2/15/2030	1,886,000	1,848,461
AT&T Inc 4.5% 5/15/2035	1,446,000	1,374,043
Verizon Communications Inc 2.355% 3/15/2032	5,282,000	4,457,198
Verizon Communications Inc 2.55% 3/21/2031	5,600,000	4,896,477
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,958,227
Verizon Communications Inc 3.15% 3/22/2030	272,000	251,718
Verizon Communications Inc 3.7% 3/22/2061	4,527,000	3,286,819
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,685,647
Verizon Communications Inc 4.5% 8/10/2033	395,000	381,707
Verizon Communications Inc 4.78% 2/15/2035 (b)	863,000	841,467
		35,159,907
Entertainment - 0.1%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	4,083,429
Media - 2.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	4,980,000	4,531,923
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	2,754,000	1,825,483
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	3,207,000	2,049,717
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	4,229,364
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,622,000	2,239,603
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,166,025
Comcast Corp 2.937% 11/1/2056	977,000	613,129
Comcast Corp 2.987% 11/1/2063	3,786,000	2,297,346
Comcast Corp 3.999% 11/1/2049	538,000	433,562
Discovery Communications LLC 3.95% 3/20/2028	4,905,000	4,690,827
Discovery Communications LLC 4.65% 5/15/2050	1,259,000	945,799
Time Warner Cable LLC 5.5% 9/1/2041	212,000	186,674
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,606,374
Time Warner Cable LLC 6.55% 5/1/2037	728,000	723,361
Time Warner Cable LLC 6.75% 6/15/2039	470,000	475,716
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,748,446
Warnermedia Holdings Inc 3.755% 3/15/2027	794,000	768,996
Warnermedia Holdings Inc 4.054% 3/15/2029	275,000	260,140
Warnermedia Holdings Inc 4.279% 3/15/2032	6,748,000	6,089,230
Warnermedia Holdings Inc 5.05% 3/15/2042	1,147,000	969,085
Warnermedia Holdings Inc 5.141% 3/15/2052	9,521,000	7,653,509
Warnermedia Holdings Inc 5.391% 3/15/2062	2,071,000	1,651,046
		49,155,355
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,086,726
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,012,395
T-Mobile USA Inc 5.65% 1/15/2053	1,509,000	1,539,455
		9,638,576
TOTAL COMMUNICATION SERVICES		98,037,267

Consumer Discretionary - 3.1%
Automobiles - 1.4%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,539,796
General Motors Co 5% 4/1/2035	860,000	830,248
General Motors Co 5.15% 4/1/2038	4,000,000	3,794,107
General Motors Co 5.2% 4/1/2045	981,000	896,341
General Motors Co 5.4% 4/1/2048	396,000	368,578
General Motors Co 5.6% 10/15/2032	1,886,000	1,944,199
General Motors Co 5.95% 4/1/2049	1,871,000	1,869,877
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	3,964,675
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,112,125
Stellantis Finance US Inc 1.711% 1/29/2027 (b)	2,261,000	2,110,187
Stellantis Finance US Inc 2.691% 9/15/2031 (b)	4,207,000	3,495,568
		26,925,701
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	2,276,000	1,954,440
Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,889,699
Trane Technologies Global Holding Co Ltd 5.75% 6/15/2043	135,000	142,218
		2,031,917
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	3,964,000	4,067,753
Specialty Retail - 1.3%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,686,223
AutoNation Inc 1.95% 8/1/2028	4,659,000	4,184,372
AutoNation Inc 2.4% 8/1/2031	2,075,000	1,731,431
AutoNation Inc 3.85% 3/1/2032	2,037,000	1,853,327
AutoNation Inc 4.75% 6/1/2030	134,000	131,500
AutoZone Inc 4% 4/15/2030	3,622,000	3,489,565
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,433,490
Home Depot Inc/The 5.95% 4/1/2041	319,000	346,649
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,899,702
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,518,144
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,463,210
O'Reilly Automotive Inc 3.9% 6/1/2029	1,101,000	1,066,178
		26,803,791
TOTAL CONSUMER DISCRETIONARY		61,783,602

Consumer Staples - 1.4%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	2,945,240
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp 3.5% 4/3/2030	4,214,000	3,892,598
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	3,850,671
Dollar Tree Inc 4.2% 5/15/2028	2,406,000	2,351,813
		10,095,082
Food Products - 0.0%
Smithfield Foods Inc 3% 10/15/2030 (b)	798,000	695,915
Tobacco - 0.8%
Philip Morris International Inc 4.375% 11/15/2041	712,000	631,270
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	6,885,810
Philip Morris International Inc 5.625% 11/17/2029	3,301,000	3,435,675
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,678,939
		14,631,694
TOTAL CONSUMER STAPLES		28,367,931

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	5,000,000	4,937,721
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	5,000,000	4,988,536
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	242,000	252,009
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	652,000	687,246
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	195,000	210,327
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	351,000	388,122
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,113,385
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	111,933
DCP Midstream Operating LP 6.75% 9/15/2037 (b)	726,000	784,135
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,622,922
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	2,015,719
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,793,173
Energy Transfer LP 4% 10/1/2027	1,530,000	1,501,796
Energy Transfer LP 4.95% 6/15/2028	333,000	335,326
Energy Transfer LP 5% 5/15/2050	6,282,000	5,603,537
Energy Transfer LP 5.4% 10/1/2047	661,000	621,883
Energy Transfer LP 5.6% 9/1/2034	5,000,000	5,098,804
Energy Transfer LP 5.75% 2/15/2033	1,509,000	1,549,331
Energy Transfer LP 5.8% 6/15/2038	186,000	189,630
Energy Transfer LP 6% 6/15/2048	121,000	122,545
EnLink Midstream LLC 5.65% 9/1/2034	6,179,000	6,283,777
Eqt Corp 5.75% 2/1/2034	8,593,000	8,792,346
Florida Gas Transmission Co LLC 4.35% 7/15/2025 (b)	1,702,000	1,692,637
Hess Corp 5.6% 2/15/2041	2,853,000	2,912,403
Hess Corp 5.8% 4/1/2047	4,188,000	4,359,134
Hess Corp 7.3% 8/15/2031	1,198,000	1,360,869
Hess Corp 7.875% 10/1/2029	2,092,000	2,370,836
MPLX LP 2.65% 8/15/2030	4,527,000	4,015,380
MPLX LP 4.95% 9/1/2032	1,461,000	1,441,367
MPLX LP 5.65% 3/1/2053	5,304,000	5,207,479
Occidental Petroleum Corp 5.2% 8/1/2029	1,428,000	1,432,954
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,802,716
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,321,480
Occidental Petroleum Corp 5.55% 3/15/2026	253,000	254,330
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,544,816
Ovintiv Inc 5.15% 11/15/2041	611,000	531,522
Ovintiv Inc 7.375% 11/1/2031	393,000	436,279
Ovintiv Inc 8.125% 9/15/2030	1,754,000	1,994,469
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	601,800
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,722,603
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	282,149
Targa Resources Corp 5.5% 2/15/2035	5,914,000	6,001,378
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	156,049
Western Gas Partners LP 4.05% 2/1/2030 (d)	7,975,000	7,573,277
Western Gas Partners LP 4.65% 7/1/2026	90,000	89,466
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,279,083
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,759,432
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,050,500
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,337,408
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,420,859
Williams Cos Inc/The 5.3% 8/15/2052	323,000	311,881
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,688,980
		124,957,739
Financials - 22.5%
Banks - 10.5%
Bank of America Corp 1.898% 7/23/2031 (c)	4,225,000	3,605,048
Bank of America Corp 2.592% 4/29/2031 (c)	4,716,000	4,208,091
Bank of America Corp 2.972% 2/4/2033 (c)	11,318,000	9,915,486
Bank of America Corp 3.194% 7/23/2030 (c)	6,399,000	5,963,378
Bank of America Corp 3.705% 4/24/2028 (c)	2,372,000	2,315,234
Bank of America Corp 4.571% 4/27/2033 (c)	5,282,000	5,129,208
Bank of America Corp 5.015% 7/22/2033 (c)	6,866,000	6,891,715
Bank of America Corp 5.468% 1/23/2035 (c)	10,000,000	10,272,421
Bank of America Corp 6.11% 1/29/2037	812,000	867,404
Citigroup Inc 2.666% 1/29/2031 (c)	3,094,000	2,767,676
Citigroup Inc 3.785% 3/17/2033 (c)	3,773,000	3,466,961
Citigroup Inc 3.98% 3/20/2030 (c)	4,527,000	4,362,636
Citigroup Inc 4.412% 3/31/2031 (c)	3,773,000	3,675,828
Citigroup Inc 4.6% 3/9/2026	347,000	345,904
Citigroup Inc 4.91% 5/24/2033 (c)	1,983,000	1,958,684
Citigroup Inc 6.174% 5/25/2034 (c)	975,000	1,020,624
Citigroup Inc 8.125% 7/15/2039	652,000	829,096
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,156,199
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	2,696,000	2,750,814
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	4,879,000	5,284,405
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,596,758
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)	3,756,000	3,070,578
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,702,000	1,684,814
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	5,300,000	5,521,711
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	5,659,000	5,149,168
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	711,000	642,747
JPMorgan Chase & Co 2.963% 1/25/2033 (c)	5,659,000	4,977,435
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	5,659,000	5,524,594
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	6,778,000	6,718,294
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	7,546,000	7,539,240
JPMorgan Chase & Co 4.946% 10/22/2035 (c)	8,848,000	8,775,726
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	11,714,000	12,139,607
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (c)	9,168,000	9,128,441
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	4,400,000	4,509,304
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	1,044,000	990,595
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	2,250,000	2,260,947
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	1,662,000	1,724,297
Truist Financial Corp 5.122% 1/26/2034 (c)	2,565,000	2,541,142
Truist Financial Corp 5.153% 8/5/2032 (c)	7,000,000	7,031,579
US Bancorp 5.775% 6/12/2029 (c)	6,700,000	6,908,141
Wells Fargo & Co 3.068% 4/30/2041 (c)	4,716,000	3,586,906
Wells Fargo & Co 4.897% 7/25/2033 (c)	3,944,000	3,899,140
Wells Fargo & Co 5.499% 1/23/2035 (c)	19,400,000	19,882,094
Wells Fargo & Co 6.491% 10/23/2034 (c)	4,100,000	4,471,642
		208,061,712
Capital Markets - 4.2%
Ares Capital Corp 2.15% 7/15/2026	10,800,000	10,285,403
Ares Capital Corp 3.25% 7/15/2025	5,300,000	5,238,003
Ares Capital Corp 3.875% 1/15/2026	6,017,000	5,935,653
Athene Global Funding 1.45% 1/8/2026 (b)	6,772,000	6,518,205
Athene Global Funding 2.5% 3/24/2028 (b)	4,225,000	3,917,264
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	755,000	477,281
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	2,795,000	2,048,262
Blackstone Private Credit Fund 7.05% 9/29/2025	4,993,000	5,071,416
Morgan Stanley 1.794% 2/13/2032 (c)	4,433,000	3,689,578
Morgan Stanley 2.699% 1/22/2031 (c)	3,773,000	3,398,912
Morgan Stanley 4.654% 10/18/2030 (c)	10,100,000	10,010,501
Morgan Stanley 5.32% 7/19/2035 (c)	12,000,000	12,174,690
Morgan Stanley 6.342% 10/18/2033 (c)	9,055,000	9,806,574
Nuveen LLC 5.55% 1/15/2030 (b)	884,000	911,648
Peachtree Corners Funding Trust 3.976% 2/15/2025 (b)	2,552,000	2,543,460
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,151,935
		83,178,785
Consumer Finance - 1.8%
Ally Financial Inc 2.2% 11/2/2028	1,496,000	1,348,350
Ally Financial Inc 5.75% 11/20/2025	2,910,000	2,922,527
Ally Financial Inc 8% 11/1/2031	7,762,000	8,723,315
Capital One Financial Corp 5.247% 7/26/2030 (c)	2,443,000	2,456,116
Capital One Financial Corp 5.468% 2/1/2029 (c)	1,251,000	1,265,530
Capital One Financial Corp 6.312% 6/8/2029 (c)	4,200,000	4,362,998
Ford Motor Credit Co LLC 3.375% 11/13/2025	3,301,000	3,244,534
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	176,602
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,146,352
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,376,374
		36,022,698
Financial Services - 3.1%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,082,433
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	4,100,000	4,334,263
Corebridge Financial Inc 3.65% 4/5/2027	564,000	550,148
Corebridge Financial Inc 3.85% 4/5/2029	554,000	534,586
Corebridge Financial Inc 3.9% 4/5/2032	659,000	611,744
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,593,022
Corebridge Financial Inc 4.4% 4/5/2052	2,943,000	2,469,509
Corebridge Financial Inc 6.05% 9/15/2033	6,000,000	6,341,420
Equitable Holdings Inc 4.35% 4/20/2028	2,304,000	2,273,057
Equitable Holdings Inc 5% 4/20/2048	763,000	713,566
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,531,086
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,349,580
Jackson Financial Inc 3.125% 11/23/2031	7,409,000	6,421,288
Jackson Financial Inc 4% 11/23/2051	2,264,000	1,661,686
Jackson Financial Inc 5.17% 6/8/2027	611,000	615,988
Jackson Financial Inc 5.67% 6/8/2032	2,914,000	2,988,513
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	4,986,000	4,734,267
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	4,771,000	4,057,135
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052	2,067,000	1,618,352
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	4,848,000	4,885,420
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	3,018,000	3,197,337
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,449,453
Voya Financial Inc 4.7% 1/23/2048 (c)	1,897,000	1,765,414
Voya Financial Inc 5.7% 7/15/2043	883,000	882,500
		62,661,767
Insurance - 2.9%
American International Group Inc 5.75% 4/1/2048 (c)	2,168,000	2,155,329
AmFam Holdings Inc 2.805% 3/11/2031 (b)	3,311,000	2,589,900
Aon Corp 6.25% 9/30/2040	86,000	92,830
Assurant Inc 2.65% 1/15/2032	4,697,000	4,009,319
Athene Holding Ltd 3.45% 5/15/2052	4,150,000	2,800,803
Athene Holding Ltd 3.95% 5/25/2051	971,000	740,889
Athene Holding Ltd 5.875% 1/15/2034	3,060,000	3,170,894
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,022,203
Hartford Financial Services Group Inc/The 4.3% 4/15/2043	411,000	362,194
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	3,214,000	3,086,964
Massachusetts Mutual Life Insurance Co 3.2% 12/1/2061 (b)	3,669,000	2,323,143
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	982,000	678,354
Pacific LifeCorp 3.35% 9/15/2050 (b)	4,263,000	3,021,973
Pacific LifeCorp 5.125% 1/30/2043 (b)	436,000	419,103
Pine Street Trust III 6.223% 5/15/2054 (b)	9,000,000	9,538,387
Principal Financial Group Inc 3.7% 5/15/2029	477,000	458,347
Prudential Financial Inc 6% 9/1/2052 (c)	2,597,000	2,628,060
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,395,407
Unum Group 4.125% 6/15/2051	5,196,000	4,078,913
Unum Group 5.75% 8/15/2042	1,270,000	1,284,893
Unum Group 6% 6/15/2054	2,600,000	2,721,423
Willis North America Inc 5.35% 5/15/2033	4,000,000	4,064,282
		57,643,610
TOTAL FINANCIALS		447,568,572

Health Care - 5.9%
Biotechnology - 0.9%
Amgen Inc 4.663% 6/15/2051	2,264,000	2,004,944
Amgen Inc 5.25% 3/2/2030	856,000	875,165
Amgen Inc 5.25% 3/2/2033	966,000	981,691
Amgen Inc 5.65% 3/2/2053	457,000	466,139
Amgen Inc 5.75% 3/2/2063	832,000	847,017
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	5,125,816
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	5,127,072
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,226,000	1,872,022
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	943,861
		18,243,727
Health Care Providers & Services - 4.0%
Centene Corp 2.625% 8/1/2031	11,274,000	9,422,281
Centene Corp 3% 10/15/2030	5,857,000	5,107,404
Centene Corp 4.25% 12/15/2027	609,000	588,907
Centene Corp 4.625% 12/15/2029	2,218,000	2,126,572
Cigna Group/The 3.4% 3/15/2050	2,641,000	1,869,589
Cigna Group/The 3.4% 3/15/2051	2,641,000	1,861,408
Cigna Group/The 4.8% 8/15/2038	1,634,000	1,546,864
Cigna Group/The 4.9% 12/15/2048	314,000	285,733
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,191,738
CVS Health Corp 5% 1/30/2029	698,000	699,925
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,576,343
CVS Health Corp 5.25% 1/30/2031	286,000	286,695
CVS Health Corp 5.3% 6/1/2033	5,000,000	4,961,779
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,564,867
Elevance Health Inc 2.25% 5/15/2030	3,292,000	2,893,183
HCA Inc 3.375% 3/15/2029	1,332,000	1,251,371
HCA Inc 3.625% 3/15/2032	4,729,000	4,263,322
HCA Inc 4.625% 3/15/2052	2,003,000	1,662,249
HCA Inc 5.125% 6/15/2039	1,137,000	1,079,302
HCA Inc 5.25% 6/15/2049	1,254,000	1,150,458
Humana Inc 5.375% 4/15/2031	1,051,000	1,061,964
Icon Investments Six DAC 5.849% 5/8/2029	2,566,000	2,635,740
Icon Investments Six DAC 6% 5/8/2034	2,999,000	3,083,051
Quest Diagnostics Inc 2.95% 6/30/2030	3,773,000	3,431,469
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,214,586
Sabra Health Care LP 3.9% 10/15/2029	476,000	448,214
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	247,473
Universal Health Services Inc 2.65% 1/15/2032	5,770,000	4,828,704
Universal Health Services Inc 2.65% 10/15/2030	5,690,000	4,941,014
		80,282,205
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co 5.1% 2/22/2031	1,669,000	1,705,130
Bristol-Myers Squibb Co 5.2% 2/22/2034	3,300,000	3,378,218
Bristol-Myers Squibb Co 5.5% 2/22/2044	689,000	710,031
Bristol-Myers Squibb Co 5.55% 2/22/2054	2,339,000	2,418,861
Bristol-Myers Squibb Co 5.65% 2/22/2064	3,400,000	3,477,026
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	4,309,000	4,447,625
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (d)	3,924,000	3,762,415
		19,899,306
TOTAL HEALTH CARE		118,425,238

Industrials - 3.9%
Aerospace & Defense - 2.1%
Boeing Co 2.75% 2/1/2026	1,254,000	1,219,807
Boeing Co 3.25% 2/1/2028	2,641,000	2,496,398
Boeing Co 5.04% 5/1/2027	9,998,000	10,001,226
Boeing Co 5.15% 5/1/2030	6,225,000	6,198,243
Boeing Co 5.805% 5/1/2050	6,305,000	6,028,537
Boeing Co 6.298% 5/1/2029 (b)	485,000	505,163
Boeing Co 6.388% 5/1/2031 (b)	367,000	386,577
Boeing Co 6.528% 5/1/2034 (b)	393,000	417,875
Boeing Co 6.858% 5/1/2054 (b)	4,391,000	4,768,752
Boeing Co 7.008% 5/1/2064 (b)	1,858,000	2,023,172
RTX Corp 6.1% 3/15/2034	3,600,000	3,872,884
RTX Corp 6.4% 3/15/2054	3,500,000	3,995,286
		41,913,920
Building Products - 0.4%
Carlisle Cos Inc 2.75% 3/1/2030	3,773,000	3,409,368
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,402,051
Carrier Global Corp 5.9% 3/15/2034	160,000	169,331
Carrier Global Corp 6.2% 3/15/2054	99,000	110,656
		7,091,406
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	294,665
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	768,452
CSX Corp 4.3% 3/1/2048	3,346,000	2,892,352
		3,955,469
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	175,669
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	3,844,000	3,945,734
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,601,170
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,406,109
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,346,507
		15,299,520
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3.75% 4/15/2027	767,588	754,501
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	671,742	630,285
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	380,607	374,480
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	425,050	403,011
		2,162,277
Professional Services - 0.2%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,216,497
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	4,171,000	4,087,012
TOTAL INDUSTRIALS		77,901,770

Information Technology - 4.0%
Electronic Equipment, Instruments & Components - 0.8%
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,730,737
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	783,274
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,854,325
Vontier Corp 2.4% 4/1/2028	4,659,000	4,252,097
Vontier Corp 2.95% 4/1/2031	5,228,000	4,533,127
		15,153,560
IT Services - 0.4%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	3,241,000	3,095,441
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,929,000	1,921,013
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	5,900,000	5,871,730
		10,888,184
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Inc 2.45% 2/15/2031 (b)	2,716,000	2,368,894
Broadcom Inc 2.6% 2/15/2033 (b)	2,750,000	2,303,886
Broadcom Inc 3.137% 11/15/2035 (b)	4,150,000	3,452,267
Broadcom Inc 3.5% 2/15/2041 (b)	2,186,000	1,749,837
Broadcom Inc 3.75% 2/15/2051 (b)	1,026,000	788,315
Broadcom Inc 5.05% 7/12/2029	3,560,000	3,600,089
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,687,831
Marvell Technology Inc 2.45% 4/15/2028	3,018,000	2,793,888
Marvell Technology Inc 5.75% 2/15/2029	2,365,000	2,442,773
Marvell Technology Inc 5.95% 9/15/2033	1,909,000	2,012,416
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,056,537
Micron Technology Inc 3.366% 11/1/2041	1,347,000	1,025,309
Micron Technology Inc 3.477% 11/1/2051	1,351,000	965,703
Micron Technology Inc 5.3% 1/15/2031	4,778,000	4,843,340
		35,091,085
Software - 1.0%
AppLovin Corp 5.125% 12/1/2029 (e)	2,000,000	2,013,770
AppLovin Corp 5.375% 12/1/2031 (e)	5,900,000	5,958,951
Oracle Corp 2.875% 3/25/2031	4,527,000	4,038,455
Oracle Corp 3.95% 3/25/2051	3,211,000	2,505,594
Oracle Corp 4.375% 5/15/2055	1,405,000	1,163,954
Oracle Corp 5.375% 7/15/2040	81,000	80,736
Roper Technologies Inc 1.75% 2/15/2031	2,264,000	1,886,488
Roper Technologies Inc 2.95% 9/15/2029	1,714,000	1,581,834
		19,229,782
TOTAL INFORMATION TECHNOLOGY		80,362,611

Materials - 1.8%
Chemicals - 1.6%
Celanese US Holdings LLC 6.165% 7/15/2027	7,168,000	7,313,299
Celanese US Holdings LLC 6.33% 7/15/2029	2,264,000	2,339,836
Celanese US Holdings LLC 6.6% 11/15/2028	831,000	860,425
Celanese US Holdings LLC 6.8% 11/15/2030	841,000	885,639
Celanese US Holdings LLC 6.95% 11/15/2033	6,212,000	6,644,330
Dow Chemical Co/The 4.55% 11/30/2025	51,000	50,956
Dow Chemical Co/The 5.15% 2/15/2034	5,900,000	5,922,460
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	3,188,000	2,933,072
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)	3,207,000	2,750,502
LYB International Finance III LLC 2.25% 10/1/2030	1,964,000	1,700,988
		31,401,507
Containers & Packaging - 0.2%
Sonoco Products Co 4.6% 9/1/2029	4,139,000	4,067,081
TOTAL MATERIALS		35,468,588

Real Estate - 6.2%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	8,956,594
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	203,218
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	822,947
Store Capital LLC 2.7% 12/1/2031	4,905,000	4,093,114
Store Capital LLC 2.75% 11/18/2030	369,000	319,831
VICI Properties LP 4.75% 2/15/2028	1,217,000	1,209,855
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,600,033
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,142,166
VICI Properties LP 5.75% 4/1/2034	211,000	215,428
Vornado Realty LP 2.15% 6/1/2026	316,000	301,045
Vornado Realty LP 3.4% 6/1/2031	1,142,000	987,612
WP Carey Inc 2.4% 2/1/2031	2,127,000	1,835,037
		27,686,880
Health Care REITs - 1.3%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	6,131,000	4,821,899
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	515,133
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	1,003,415
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,265,552
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,886,000	1,873,034
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,830,145
Ventas Realty LP 3% 1/15/2030	3,071,000	2,806,248
Ventas Realty LP 4.4% 1/15/2029	3,773,000	3,715,289
		26,830,715
Office REITs - 1.0%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,560,409
COPT Defense Properties LP 2.25% 3/15/2026	314,000	303,225
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,307,095
COPT Defense Properties LP 2.9% 12/1/2033	4,982,000	4,071,897
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,382,573
Hudson Pacific Properties LP 5.95% 2/15/2028	10,874,000	9,735,016
		19,360,215
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 4.55% 10/1/2029	682,000	625,599
Brandywine Operating Partnership LP 8.3% 3/15/2028	1,600,000	1,688,769
Brandywine Operating Partnership LP 8.875% 4/12/2029	1,131,000	1,221,373
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,138,607
		6,674,348
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,771,661
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,449,063
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	829,535
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,378,356
Sun Communities Operating LP 2.3% 11/1/2028	288,000	261,409
Sun Communities Operating LP 2.7% 7/15/2031	733,000	628,107
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,264,237
Sun Communities Operating LP 5.7% 1/15/2033	4,680,000	4,761,835
UDR Inc 2.1% 8/1/2032	2,714,000	2,209,710
		21,553,913
Retail REITs - 0.8%
Agree LP 4.8% 10/1/2032	4,123,000	4,023,744
Agree LP 5.625% 6/15/2034	4,300,000	4,410,506
Brixmor Operating Partnership LP 2.25% 4/1/2028	1,426,000	1,309,177
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	780,883
Brixmor Operating Partnership LP 4.125% 5/15/2029	420,000	406,112
Kite Realty Group LP 5.5% 3/1/2034	269,000	273,141
Kite Realty Group Trust 4.75% 9/15/2030	1,720,000	1,703,397
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	851,413
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	284,614
Realty Income Corp 2.1% 3/15/2028	1,856,000	1,711,627
Realty Income Corp 2.85% 12/15/2032	181,000	156,019
		15,910,633
Specialized REITs - 0.3%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,864,034
Crown Castle Inc 3.3% 7/1/2030	5,282,000	4,843,541
		6,707,575
TOTAL REAL ESTATE		124,724,279

Utilities - 8.8%
Electric Utilities - 6.8%
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,034,103
American Transmission Systems Inc 2.65% 1/15/2032 (b)	3,542,000	3,064,085
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	3,819,322
Cleco Corporate Holdings LLC 3.743% 5/1/2026	10,569,000	10,353,873
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	1,357,000	1,296,618
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,296,402
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	5,084,102
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	5,034,969
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	5,102,363
Duke Energy Corp 2.45% 6/1/2030	479,000	424,458
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,299,615
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,372,298
Duke Energy Corp 5% 8/15/2052	7,595,000	6,972,580
Duke Energy Corp 5.45% 6/15/2034	5,000,000	5,124,634
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	967,158
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	440,000	382,823
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	1,619,000	1,374,938
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,658,000	1,602,511
Edison International 5.45% 6/15/2029	4,029,000	4,109,816
Exelon Corp 3.35% 3/15/2032	7,856,000	7,098,490
Exelon Corp 4.05% 4/15/2030	2,862,000	2,755,892
Exelon Corp 4.1% 3/15/2052	230,000	185,823
Exelon Corp 5.45% 3/15/2034	3,500,000	3,586,790
Exelon Corp 5.6% 3/15/2053	3,400,000	3,458,339
FirstEnergy Corp 2.05% 3/1/2025	828,000	821,549
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,013,203
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,594,958
FirstEnergy Corp 4.85% 7/15/2047 (d)	3,500,000	3,108,234
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,403,764
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,179,028
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,877,791
ITC Holdings Corp 5.65% 5/9/2034 (b)	6,000,000	6,204,211
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,917,584
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,213,770
Southern Co/The 3.7% 4/30/2030	5,591,000	5,307,673
Southern Co/The 4.4% 7/1/2046	4,905,000	4,246,979
Tampa Electric Co 6.55% 5/15/2036	169,000	182,676
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,392,195
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	2,003,873
Xcel Energy Inc 4.8% 9/15/2041	188,000	168,548
		134,438,038
Gas Utilities - 0.2%
Boston Gas Co 4.487% 2/15/2042 (b)	678,000	578,337
ONE Gas Inc 2% 5/15/2030	1,965,000	1,719,241
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,256,649
		3,554,227
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 1.375% 1/15/2026	1,815,000	1,742,028
AES Corp/The 2.45% 1/15/2031	6,228,000	5,278,710
AES Corp/The 3.3% 7/15/2025 (b)	1,482,000	1,464,043
AES Corp/The 3.95% 7/15/2030 (b)	2,106,000	1,961,297
		10,446,078
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,607,156
NiSource Inc 1.7% 2/15/2031	1,886,000	1,567,680
NiSource Inc 2.95% 9/1/2029	678,000	626,635
NiSource Inc 3.6% 5/1/2030	3,080,000	2,907,758
NiSource Inc 4.375% 5/15/2047	1,886,000	1,624,960
NiSource Inc 4.8% 2/15/2044	3,018,000	2,785,007
NiSource Inc 5% 6/15/2052	1,320,000	1,232,332
NiSource Inc 5.25% 2/15/2043	80,000	78,387
NiSource Inc 5.95% 6/15/2041	386,000	404,755
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,663,635
Puget Energy Inc 3.65% 5/15/2025	994,000	987,165
Puget Energy Inc 4.1% 6/15/2030	1,049,000	995,442
Puget Energy Inc 4.224% 3/15/2032	6,457,000	6,008,094
WEC Energy Group Inc 2.2% 12/15/2028	1,886,000	1,719,557
WEC Energy Group Inc CME Term SOFR 3 month Index + 2.1125%, 6.8976% 5/15/2067 (c)(f)	40,000	40,027
		26,248,590
TOTAL UTILITIES		174,686,933

TOTAL UNITED STATES		1,372,284,530
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,863,342,498)		1,763,238,024

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (c)	2,153,000	2,138,644
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(c)(g)	1,356,000	1,172,750
UBS Group AG 4.875% (b)(c)(g)	2,890,000	2,778,245

TOTAL SWITZERLAND		3,950,995
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,089,639

U.S. Treasury Obligations - 7.5%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.99	8,036,000	5,487,395
US Treasury Bonds 1.875% 2/15/2041	2.19	7,545,500	5,326,357
US Treasury Bonds 2% 11/15/2041	1.86	4,695,500	3,323,717
US Treasury Bonds 4.25% 2/15/2054	4.44 to 4.81	173,000	168,972
US Treasury Bonds 4.25% 8/15/2054	4.05 to 4.63	77,600,000	75,890,375
US Treasury Bonds 4.5% 11/15/2054	4.37	7,700,000	7,861,219
US Treasury Bonds 4.625% 5/15/2054	4.32 to 4.65	50,580,000	52,579,491
TOTAL U.S. TREASURY OBLIGATIONS (Cost $156,156,236)			150,637,526

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $69,232,097)	4.64	69,219,525	69,233,369

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,108,282,198)	2,002,066,220
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,389,640)
NET ASSETS - 100.0%	1,995,676,580

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $338,327,775 or 17.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	94,094,828	152,373,266	177,234,725	924,445	-	-	69,233,369	0.1%
Fidelity Securities Lending Cash Central Fund	-	8,665,405	8,665,405	120	-	-	-	0.0%
Total	94,094,828	161,038,671	185,900,130	924,565	-	-	69,233,369

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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